Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Constant currency profit before tax and balance sheet data

HSBC constant currency profit before tax and balance sheet data
	2025
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	15,878	12,938	27,637	14,520	(2,699)	68,274
– external	10,157	13,856	39,098	12,458	(7,295)	68,274
– inter-segment	5,721	(918)	(11,461)	2,062	4,596	—
– of which: net interest income/(expense)[2]	12,082	11,096	14,532	7,397	(10,313)	34,794
Change in expected credit losses and other credit impairment charges	(1,476)	(696)	(696)	(892)	(90)	(3,850)
Net operating income/(expense)	14,402	12,242	26,941	13,628	(2,789)	64,424
Total operating expenses	(4,826)	(5,537)	(15,556)	(9,285)	(1,224)	(36,428)
Operating profit/(loss)	9,576	6,705	11,385	4,343	(4,013)	27,996
Share of profit in associates and joint ventures less impairment[3]	—	—	1	24	1,886	1,911
Constant currency profit before tax	9,576	6,705	11,386	4,367	(2,127)	29,907
	%	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	32.0	22.4	38.1	14.6	(7.1)	100.0
Constant currency cost efficiency ratio	30.4	42.8	56.3	63.9	(45.4)	53.4
Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	229,491	303,698	305,022	150,047	141	988,399
Interests in associates and joint ventures	—	—	83	522	28,972	29,577
Total external assets	437,933	451,492	1,793,162	416,332	134,115	3,233,034
Customer accounts	543,381	364,323	597,719	281,058	347	1,786,828

	2024
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	15,047	12,342	26,772	13,817	(1,969)	66,009
– external	9,704	13,060	39,012	11,175	(6,942)	66,009
– inter-segment	5,343	(718)	(12,240)	2,642	4,973	—
– of which: net interest income/(expense)[2]	11,997	10,355	14,519	8,081	(12,497)	32,455
Change in expected credit losses and other credit impairment charges	(1,077)	(415)	(878)	(993)	(29)	(3,392)
Net operating income/(expense)	13,970	11,927	25,894	12,824	(1,998)	62,617
Total operating expenses	(4,841)	(5,104)	(14,612)	(8,900)	311	(33,146)
Operating profit/(loss)	9,129	6,823	11,282	3,924	(1,687)	29,471
Share of profit/(loss) in associates and joint ventures	—	—	1	45	2,867	2,913
Constant currency profit/(loss) before tax	9,129	6,823	11,283	3,969	1,180	32,384
	%	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	28.2	21.1	34.8	12.3	3.6	100.0
Constant currency cost efficiency ratio	32.2	41.4	54.6	64.4	15.8	50.2
Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	235,053	285,778	297,877	144,027	8,043	970,778
Interests in associates and joint ventures	—	—	132	557	29,039	29,728
Total external assets	433,588	432,683	1,729,531	414,734	129,265	3,139,801
Customer accounts	506,557	352,833	587,926	271,588	336	1,719,240

	2023
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	14,532	13,439	24,723	12,385	(39)	65,040
– external	10,093	13,749	36,111	10,112	(5,025)	65,040
– inter-segment	4,439	(310)	(11,388)	2,273	4,986	—
– of which: net interest income/(expense)[2]	12,108	9,903	13,399	7,753	(8,951)	34,212
Change in expected credit losses and other credit impairment charges	(1,494)	(545)	(524)	(686)	(1)	(3,250)
Net operating income/(expense)	13,038	12,894	24,199	11,699	(40)	61,790
Total operating expenses	(4,514)	(4,829)	(13,755)	(8,549)	(44)	(31,691)
Operating profit/(loss)	8,524	8,065	10,444	3,150	(84)	30,099
Share of profit/(loss) in associates and joint ventures[4]	—	—	(1)	62	(358)	(297)
Constant currency profit/(loss) before tax	8,524	8,065	10,443	3,212	(442)	29,802
	%	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	28.6	27.1	35.0	10.8	(1.5)	100.0
Constant currency cost efficiency ratio	31.1	35.9	55.6	69.0	(112.8)	48.7
Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	240,173	278,225	290,227	146,805	276	955,706
Interests in associates and joint ventures	—	—	128	539	26,965	27,632
Total external assets	419,890	423,648	1,648,421	460,545	142,628	3,095,132
Customer accounts	486,873	347,570	548,275	257,664	618	1,641,000
1Includes a loss of $1.1bn  inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. See Note 18 on pages 345 to 348.
2Includes $9.7bn (2024: $11.4bn; 2023: $8.7bn) of interest expense in Corporate Centre for the internal cost to fund our Markets Treasury function.
3Includes an impairment loss of $1.0bn recognised in respect of the Group’s investment in BoCom. See Note 18 on pages 345 to 348.
4Includes an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom.

External net operating income by country	Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2025	2024	2023
	$m	$m	$m
Reported external net operating income by country/territory	68,274	65,854	66,058
– UK1	13,677	12,307	11,027
– Hong Kong	22,527	20,811	20,185
– US	4,797	4,233	3,816
– France	1,839	3,804	4,208
– other countries/territories	25,434	24,699	26,822
1UK includes HSBC UK Bank plc (ring-fenced bank), HSBC Bank plc (non-ring-fenced bank), the ultimate holding company, HSBC Holdings plc, and the separately incorporated group of service companies (‘ServCo Group’).

Reconciliation of reported and adjusted items

Constant currency results reconciliation
	2025	2024			2023
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Revenue	68,274	66,009	155	65,854	65,040	(1,018)	66,058
ECL	(3,850)	(3,392)	22	(3,414)	(3,250)	197	(3,447)
Operating expenses	(36,428)	(33,146)	(103)	(33,043)	(31,691)	379	(32,070)
Share of profit/(loss) in associates and joint ventures less impairment	1,911	2,913	1	2,912	(297)	(104)	(193)
Profit before tax	29,907	32,384	75	32,309	29,802	(546)	30,348

Constant currency balance sheet reconciliation
	2025	2024			2023
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	988,399	970,778	40,120	930,658	955,706	17,171	938,535
Interests in associates and joint ventures	29,577	29,728	819	28,909	27,632	288	27,344
Total external assets	3,233,034	3,139,801	122,753	3,017,048	3,095,132	56,455	3,038,677
Customer accounts	1,786,828	1,719,240	64,285	1,654,955	1,641,000	29,353	1,611,647

Notable items
	2025	2024	2023
	$m	$m	$m
Year ended 31 Dec
Notable items
Revenue
Disposals, wind-downs, acquisitions and related costs[1,2,3]	(1,642)	(1,343)	1,298
Dilution loss of interest in BoCom associate[4]	(1,104)	—	—
Fair value movements on financial instruments[5]	—	—	14
Disposal losses on Markets Treasury repositioning	—	—	(977)
Early redemption of legacy securities	—	(237)	—
Operating expenses
Disposals, wind-downs, acquisitions and related costs	(502)	(199)	(321)
Restructuring and other related costs[6]	(1,030)	(34)	136
Legal provision[7]	(1,432)	—	—
Impairment losses of interest in BoCom associate[4]	(1,000)	—	(3,000)
1Includes recycling of cumulative fair value losses of $1.5bn relating to the French retained portfolio of home and certain other loans following the completion of its sale to a consortium comprising Rothesay Life plc and CCF.
2Amounts in 2024 include a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a $4.8bn gain on disposal of our banking business in Canada, inclusive of foreign exchange hedging of the sales proceeds and the recycling of reserves losses.
3Amounts in 2023 include the gain of $1.6bn recognised in respect of the acquisition of SVB UK, and the impact of the sale of our retail banking operations in
France.
4Includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment losses of interest in BoCom associate’. See Note 18 on pages 345 to 348.
5Fair value movements on non-qualifying hedges in HSBC Holdings.
6Amounts in 2025 include restructuring provisions recognised in 2025. Amounts in 2024 relate to restructuring provisions recognised in 2024 and reversals of restructuring provisions recognised during 2022. Amounts in 2023 relate to reversals of restructuring provisions recognised during 2022.
7Includes a $1.1bn provision in connection with a claim brought by Herald Fund SPC in the Luxembourg District Court, relating to the Bernard L. Madoff
Investment Securities LLC fraud and a $0.3bn provision in connection with certain historical trading activities in HSBC Bank plc.